Columbia Global Technology Growth Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Canada 1.0%
Cameco Corp.	133,874	7,958,809
Shopify, Inc., Class A(a)	256,477	29,648,741
Total		37,607,550
China 0.2%
Alibaba Group Holding Ltd., ADR	58,594	5,119,358
Tencent Holdings Ltd.	37,000	1,910,800
Total		7,030,158
France 0.1%
Dassault Systemes SE	139,390	4,811,301
Germany 0.5%
SAP SE, ADR	75,631	17,969,926
Japan 0.4%
Keyence Corp.	34,100	14,795,749
Netherlands 2.4%
ASML Holding NV	84,056	57,713,690
NXP Semiconductors NV	130,728	29,985,081
Total		87,698,771
South Korea 0.5%
Samsung Electronics Co., Ltd.	457,633	17,995,607
Switzerland 0.5%
STMicroelectronics NV, Registered Shares	290,123	7,398,137
TE Connectivity PLC	75,684	11,437,366
Total		18,835,503
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	478,485	88,357,040
United Kingdom 0.4%
RELX PLC	288,772	13,613,900
United States 89.7%
Accenture PLC, Class A	92,896	33,662,724
Adobe, Inc.(a)	75,055	38,723,126
Advanced Micro Devices, Inc.(a)	189,228	25,957,351
Airbnb, Inc., Class A(a)	62,312	8,481,286
Akamai Technologies, Inc.(a)	50,492	4,747,258
Alphabet, Inc., Class A	741,858	125,336,909
Common Stocks (continued)
Issuer	Shares	Value ($)
Amazon.com, Inc.(a)	594,622	123,615,968
Amphenol Corp., Class A	252,159	18,319,351
Analog Devices, Inc.	147,720	32,210,346
ANSYS, Inc.(a)	45,384	15,934,322
Apple, Inc.	1,376,021	326,571,064
Applied Materials, Inc.	285,330	49,850,004
Arista Networks, Inc.(a)	64,101	26,013,468
ARM Holdings PLC, ADR(a)	50,469	6,777,482
Atlassian Corp., Class A(a)	70,305	18,530,992
Autodesk, Inc.(a)	49,991	14,592,373
Automatic Data Processing, Inc.	40,984	12,579,219
BILL Holdings, Inc.(a)	101,030	9,114,927
Block, Inc., Class A(a)	142,242	12,595,529
Booking Holdings, Inc.	4,429	23,039,569
Broadcom, Inc.	1,172,150	189,982,072
Cadence Design Systems, Inc.(a)	85,099	26,109,224
CDW Corp.	51,896	9,130,063
Cisco Systems, Inc.	426,567	25,257,032
Coinbase Global, Inc., Class A(a)	22,148	6,560,238
Corning, Inc.	211,500	10,293,705
CoStar Group, Inc.(a)	101,210	8,232,421
Crowdstrike Holdings, Inc., Class A(a)	121,032	41,873,441
Datadog, Inc., Class A(a)	57,997	8,859,042
Dell Technologies, Inc.	66,482	8,482,438
DoorDash, Inc., Class A(a)	44,282	7,992,015
Dynatrace, Inc.(a)	69,078	3,881,493
Eaton Corp. PLC	20,255	7,604,132
Electronic Arts, Inc.	51,692	8,460,430
Fidelity National Information Services, Inc.	83,941	7,160,167
First Solar, Inc.(a)	18,125	3,611,769
Fiserv, Inc.(a)	81,587	18,027,464
Fortinet, Inc.(a)	86,417	8,213,936
Global Payments, Inc.	60,962	7,252,040
GoDaddy, Inc., Class A(a)	51,343	10,143,836
HP, Inc.	102,524	3,632,425
HubSpot, Inc.(a)	25,427	18,334,138
Intel Corp.	337,394	8,114,326

Columbia Global Technology Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuit, Inc.	67,643	43,408,542
Keysight Technologies, Inc.(a)	46,957	8,022,134
KLA Corp.	13,821	8,942,602
Lam Research Corp.	1,225,860	90,566,537
Marvell Technology, Inc.	373,189	34,590,888
MasterCard, Inc., Class A	119,131	63,489,675
Meta Platforms, Inc., Class A	163,255	93,760,612
Microchip Technology, Inc.	148,305	10,109,952
Micron Technology, Inc.	227,332	22,267,169
Microsoft Corp.	749,409	317,344,735
MongoDB, Inc.(a)	42,757	13,788,705
Monolithic Power Systems, Inc.	9,542	5,416,421
Motorola Solutions, Inc.	52,051	26,009,885
MSCI, Inc.	15,181	9,254,793
NetApp, Inc.	150,924	18,509,319
Netflix, Inc.(a)	39,467	34,999,730
NVIDIA Corp.	3,846,010	531,710,882
ON Semiconductor Corp.(a)	39,291	2,794,376
Oracle Corp.	276,245	51,061,126
Palo Alto Networks, Inc.(a)	77,329	29,989,733
Paycom Software, Inc.	24,968	5,790,579
Pure Storage, Inc., Class A(a)	152,984	8,106,622
QUALCOMM, Inc.	127,209	20,166,443
Reddit, Inc., Class A(a)	87,786	12,350,612
Salesforce, Inc.	132,671	43,780,103
ServiceNow, Inc.(a)	43,685	45,844,786
Shift4 Payments, Inc., Class A(a)	40,926	4,668,838
Snowflake, Inc., Class A(a)	85,747	14,988,576
Spotify Technology SA(a)	19,944	9,512,490
Common Stocks (continued)
Issuer	Shares	Value ($)
SPS Commerce, Inc.(a)	10,461	2,019,705
Synopsys, Inc.(a)	148,472	82,920,127
Take-Two Interactive Software, Inc.(a)	45,584	8,587,114
Tesla, Inc.(a)	53,347	18,413,251
Texas Instruments, Inc.	89,784	18,049,278
T-Mobile US, Inc.	73,907	18,250,595
Trade Desk, Inc. (The), Class A(a)	114,027	14,658,171
Tyler Technologies, Inc.(a)	16,628	10,461,839
Uber Technologies, Inc.(a)	394,783	28,408,585
VeriSign, Inc.(a)	37,802	7,075,778
Vertiv Holdings Co.	57,137	7,290,681
Visa, Inc., Class A	233,724	73,641,758
Visteon Corp.(a)	59,358	5,542,256
Walt Disney Co. (The)	91,508	10,749,445
Western Digital Corp.(a)	99,144	7,236,521
Workday, Inc., Class A(a)	20,018	5,004,300
Zscaler, Inc.(a)	40,237	8,312,562
Total		3,281,729,946
Total Common Stocks (Cost $912,995,750)		3,590,445,451

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	70,184,362	70,170,325
Total Money Market Funds (Cost $70,157,818)		70,170,325
Total Investments in Securities (Cost $983,153,568)		3,660,615,776
Other Assets & Liabilities, Net		(413,904)
Net Assets		$3,660,201,872
Columbia Global Technology Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	77,206,376	46,119,411	(53,155,173)	(289)	70,170,325	2,711	810,635	70,184,362
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Global Technology Growth Fund  | 2024

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